MIDCAP FUND SCHEDULE OF INVESTMENTS
February 28, 2023 (Unaudited)

		Shares	Value
COMMON STOCKS - 99.8%			$55,095,308
(COST $43,747,578)

Communication Services - 4.2%			2,313,642
Entertainment - 4.2%
Take-Two Interactive Software, Inc. (a)		7,845	859,420
Warner Bros. Discovery, Inc. (a)		93,100	1,454,222

Consumer Discretionary - 11.3%			6,230,895
Distributors - 2.0%
LKQ Corp.		19,365	1,109,421
Hotels, Restaurants & Leisure - 1.3%
Noodles & Co. (a)		128,287	749,196
Household Durables - 2.1%
Newell Brands, Inc.		35,251	517,837
TopBuild Corp. (a)		3,190	662,212
Internet & Direct Marketing Retail - 0.7%
Duluth Holdings Inc. Class B (a)		60,725	364,957
Leisure Products - 1.5%
Topgolf Callaway Brands Corp. (a)		35,540	823,817
Specialty Retail - 1.0%
Best Buy Co., Inc.		6,400	531,904
Textiles, Apparel & Luxury Goods - 2.7%
Hanesbrands, Inc.		47,655	270,680
Levi Strauss & Co. Class A		16,300	292,422
Skechers U.S.A., Inc. Class A (a)		20,410	908,449

Consumer Staples - 5.5%			3,051,719
Beverages - 0.7%
Molson Coors Beverage Co. Class B		7,155	380,574
Food & Staples Retailing - 3.4%
Performance Food Group Co. (a)		16,475	932,320
Walgreens Boots Alliance, Inc.		26,445	939,591
Household Products - 1.4%
Energizer Holdings, Inc.		22,060	799,234

Energy - 3.0%			1,647,204
Oil, Gas & Consumable Fuels - 3.0%
Cameco Corp.		10,090	275,861
Cheniere Energy, Inc.		4,850	763,099
Pioneer Natural Resources Co.		3,035	608,244

Financials - 14.8%			8,160,350
Banks - 5.3%
Associated Banc-Corp		35,008	810,435
Citizens Financial Group, Inc.		12,725	531,396
Regions Financial Corp.		11,675	272,261
Truist Financial Corp.		11,591	544,197
Zions Bancorporation, N.A.		15,245	771,702
Capital Markets - 3.6%
Northern Trust Corp.		9,855	938,886
State Street Corp.		7,645	677,959
The Charles Schwab Corp.		4,415	344,017
Consumer Finance - 3.8%
Bread Financial Holdings Inc.		27,795	1,141,541
Discover Financial Services		8,579	960,848
Insurance - 0.0% ^
F&G Annuities & Life, Inc.		825	16,805
Mortgage Real Estate Investment Trusts (REITs) - 1.3%
Annaly Capital Management, Inc.		33,211	686,803
Thrifts & Mortgage Finance - 0.8%
New York Community Bancorp, Inc.		52,196	463,500

Health Care - 12.3%			6,785,034
Biotechnology - 3.6%
Exact Sciences Corp. (a)		18,365	1,144,690
Neurocrine Biosciences, Inc. (a)		8,230	848,513
Health Care Equipment & Supplies - 1.1%
Accelerate Diagnostics, Inc. (a)		113,900	58,089
Teleflex Inc.		2,300	547,929
Health Care Providers & Services - 3.3%
Acadia Healthcare Co., Inc. (a)		5,035	365,088
AMN Healthcare Services, Inc. (a)		5,850	526,558
Henry Schein, Inc. (a)		3,125	244,719
Premier, Inc. Class A		21,030	676,956
Pharmaceuticals - 4.3%
Bausch Health Cos., Inc. (a)		43,380	403,868
Green Thumb Industries Inc. (a)		55,500	460,650
Jazz Pharmaceuticals PLC (a)		5,220	732,888
Viatris Inc.		67,990	775,086

Industrials - 17.4%			9,618,305
Building Products - 3.5%
A.O. Smith Corp.		11,005	722,258
The AZEK Co Inc. (a)		30,930	745,104
Trane Technologies PLC		2,575	476,298
Commercial Services & Supplies - 0.9%
Steelcase Inc. Class A		63,810	502,185
Construction & Engineering - 2.5%
MasTec, Inc. (a)		5,990	585,343
Willscot Mobile Mini Holdings Corp. (a)		15,541	798,807
Electrical Equipment - 2.7%
Generac Holdings Inc. (a)		7,800	936,078
Regal Rexnord Corp.		3,305	521,000
Machinery - 6.8%
Evoqua Water Technologies Corp. (a)		12,800	621,568
Hillenbrand, Inc.		11,650	549,181
Ingersoll-Rand Inc.		2,872	166,777
Kornit Digital Ltd. (a)		40,845	837,323
Mueller Water Products, Inc. Class A		30,225	419,221
Oshkosh Corp.		5,910	527,113
SPX Technologies, Inc. (a)		4,495	316,628
Westinghouse Air Brake Technologies Corp.		3,225	336,464
Professional Services - 1.0%
Equifax Inc.		2,750	556,957

Information Technology - 18.5%			10,197,174
Communications Equipment - 3.5%
Calix, Inc. (a)		15,975	817,121
Lumentum Holdings Inc. (a)		10,375	558,279
Viavi Solutions Inc. (a)		50,771	555,435
Electronic Equipment, Instruments & Components - 3.0%
Coherent Corp. (a)		18,770	809,550
Corning Inc.		11,450	388,727
Keysight Technologies, Inc. (a)		2,910	465,484
IT Services - 3.8%
Fiserv, Inc. (a)		9,393	1,081,040
SS&C Technologies Holdings, Inc.		16,875	990,563
Semiconductors & Semiconductor Equipment - 5.0%
Infineon Technologies A.G. ADR		23,925	847,663
Marvell Technology, Inc.		20,875	942,506
NXP Semiconductors N.V.		5,480	978,070
Software - 2.1%
Black Knight, Inc. (a)		8,390	500,044
CrowdStrike Holdings, Inc. Class A (a)		5,585	674,054
Technology Hardware, Storage & Peripherals - 1.1%
Pure Storage, Inc. Class A (a)		20,625	588,638

Materials - 5.1%			2,832,680
Containers & Packaging - 3.4%
Berry Global Group, Inc.		9,115	566,041
Crown Holdings, Inc.		6,630	573,561
O-I Glass, Inc. (a)		34,000	755,480
Metals & Mining - 1.7%
Freeport-McMoRan Inc.		22,885	937,598

Real Estate - 6.5%			3,600,982
Equity Real Estate Investment - 4.7%
Global Net Lease, Inc.		38,255	540,161
Host Hotels & Resorts Inc.		27,625	464,100
Omega Healthcare Investors, Inc.		17,740	475,255
Park Hotels & Resorts Inc.		41,100	565,125
Service Properties Trust (a)		51,505	565,525
Real Estate Management & Development - 1.8%
Colliers Int'l. Group Inc.		5,800	671,756
FirstService Corp.		2,325	319,060

Utilities - 1.2%			657,323
Electric Utilities - 1.2%
Xcel Energy, Inc.		10,180	657,323

SHORT-TERM INVESTMENTS - 0.1%			63,660
(COST $63,660)

Money Market Funds - 0.1%			63,660
First American Government Obligations Fund Class X, 4.37% (b)		63,660	63,660

TOTAL INVESTMENTS - 99.9% (COST $43,811,238)			55,158,968

NET OTHER ASSETS AND LIABILITIES - 0.1%			36,834

NET ASSETS - 100.0%			$55,195,802

(a)	Non-income producing security.
(b)	Represents the 7-day yield at February 28, 2023.
^	Rounds to 0.0%.

Abbreviations:
ADR	American Depositary Recepit
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P") and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2023:
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication services	$2,313,642	$–	$–	$2,313,642
Consumer discretionary	6,230,895	–	–	6,230,895
Consumer staples	3,051,719	–	–	3,051,719
Energy	1,647,204	–	–	1,647,204
Financials	8,160,350	–	–	8,160,350
Health care	6,785,034	–	–	6,785,034
Industrials	9,618,305	–	–	9,618,305
Information technology	10,197,174	–	–	10,197,174
Materials	2,832,680	–	–	2,832,680
Real Estate	3,600,982	–	–	3,600,982
Utilities	657,323	–	–	657,323
Total common stocks	55,095,308	–	–	55,095,308
Short-term investments
Money market funds	63,660	–	–	63,660
Total short-term investments	63,660	–	–	63,660
Total investments	$55,158,968	$–	$–	$55,158,968

The Fund did not invest in any level-3 investments as of and during the three-month period ended February 28, 2023.

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
February 28, 2023

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor, as the Board appointed valuation designee, to apply those methods in making fair value determinations in accordance with procedures approved by the Board. The valuation designee has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

Rule 2a-5 adopted by the Securities and Exchange Commission (the “SEC”) governing fund valuation practices has established a framework for determining fair value in good faith for purposes of Section 29(a)(41) of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The Funds adopted a valuation policy adhering to the new rule and there was no material impact to the Funds.

VALUATION MEASUREMENTS - In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Funds consider observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Funds. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to a Fund’s perceived risk of that security. The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs and rights, are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, convertible bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board. When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.